Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories as of December 31, 2024 and 2023 consist of the following:

	December 31,
	2024	2023
Bunkers	-	353,215
EU Emissions Trading System allowances	612,165	849,706
Total	612,165	1,202,921